Variable Portfolio – Managed Risk Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Risk Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 52.4%
	Shares	Value ($)
International 16.8%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,215,287	17,184,165
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,015,187	22,771,607
Total		39,955,772
U.S. Large Cap 33.7%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	140,628	14,899,563
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	670,467	14,602,761
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,145,862	50,257,516
Total		79,759,840
U.S. Small Cap 1.9%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	72,323	2,232,604
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	63,682	2,297,028
Total		4,529,632
Total Equity Funds (Cost $82,639,811)		124,245,244

Exchange-Traded Equity Funds 2.2%

U.S. Mid Cap 2.2%
iShares Core S&P Mid-Cap ETF	89,500	5,222,325
Total Exchange-Traded Equity Funds (Cost $4,644,569)		5,222,325

Exchange-Traded Fixed Income Funds 6.2%

Investment Grade 6.2%
iShares Core U.S. Aggregate Bond ETF	65,000	6,429,800
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,520	1,795,559
Vanguard Intermediate-Term Corporate Bond ETF	32,700	2,673,552
Vanguard Total Bond Market ETF	52,000	3,819,400
Total		14,718,311
Total Exchange-Traded Fixed Income Funds (Cost $14,357,007)		14,718,311

Fixed Income Funds 30.1%
	Shares	Value ($)
Investment Grade 30.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,993,967	34,467,931
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	3,728,108	36,796,426
Total		71,264,357
Total Fixed Income Funds (Cost $77,986,420)		71,264,357

Residential Mortgage-Backed Securities - Agency 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2040- 04/14/2055	3.000%	4,241,000	3,690,957
04/16/2040- 04/14/2055	3.500%	1,240,000	1,139,272
04/16/2040- 04/14/2055	4.000%	3,698,000	3,466,738
04/14/2055	4.500%	2,740,000	2,620,721
04/14/2055	5.000%	1,490,000	1,460,275
Total Residential Mortgage-Backed Securities - Agency (Cost $12,336,736)			12,377,963

Put Option Contracts Purchased 0.7%
Value ($)
(Cost $1,548,521)	1,582,725

Money Market Funds 7.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(a),(d)	17,920,513	17,916,929
Total Money Market Funds (Cost $17,912,270)		17,916,929
Total Investments in Securities (Cost: $211,425,334)		247,327,854
Other Assets & Liabilities, Net		(10,469,399)
Net Assets		236,858,455
At March 31, 2025, securities and/or cash totaling $1,771,240 were pledged as collateral.

Variable Portfolio – Managed Risk Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
250,000 NZD	141,644 USD	Barclays	04/09/2025	—	(320)
450,000 GBP	571,516 USD	Barclays	04/30/2025	—	(9,734)
297,637 USD	3,000,000 SEK	Barclays	04/30/2025	1,324	—
172,717 USD	160,000 EUR	Citi	04/09/2025	356	—
400,000 EUR	437,687 USD	Citi	04/30/2025	4,513	—
80,000,000 JPY	548,264 USD	Citi	04/30/2025	13,218	—
13,250,000 SEK	1,260,242 USD	Citi	04/30/2025	—	(60,168)
749,849 USD	1,200,000 AUD	Citi	04/30/2025	139	—
245,263 USD	350,000 CAD	Citi	04/30/2025	—	(1,714)
193,806 USD	150,000 GBP	Citi	04/30/2025	—	(56)
300,000 CHF	336,527 USD	Goldman Sachs International	04/30/2025	—	(3,710)
450,000 EUR	486,729 USD	Goldman Sachs International	04/30/2025	—	(591)
250,000 GBP	322,655 USD	HSBC	04/30/2025	—	(261)
1,750,000 NZD	986,431 USD	HSBC	04/30/2025	—	(7,850)
19,990 USD	3,000,000 JPY	HSBC	04/30/2025	74	—
300,969 USD	45,000,000 JPY	JPMorgan	04/09/2025	—	(713)
236,920 USD	380,000 AUD	Morgan Stanley	04/09/2025	536	—
18,000,000 JPY	120,548 USD	Morgan Stanley	04/30/2025	163	—
7,500,000 NOK	707,326 USD	Morgan Stanley	04/30/2025	—	(5,563)
420,000 NZD	240,388 USD	Morgan Stanley	04/30/2025	1,760	—
914,549 USD	800,000 CHF	Morgan Stanley	04/30/2025	—	(7,253)
143,336 USD	250,000 NZD	Morgan Stanley	04/30/2025	—	(1,296)
1,300,000 NOK	123,305 USD	UBS	04/09/2025	—	(262)
800,000 EUR	869,488 USD	UBS	04/30/2025	3,141	—
62,838 USD	100,000 AUD	UBS	04/30/2025	—	(339)
873,335 USD	9,750,000 NOK	UBS	04/30/2025	53,422	—
198,704 USD	2,000,000 SEK	UBS	04/30/2025	604	—
169,602 USD	150,000 CHF	Wells Fargo	04/09/2025	90	—
258,208 USD	200,000 GBP	Wells Fargo	04/09/2025	138	—
2,000,000 NOK	189,169 USD	Wells Fargo	04/30/2025	—	(935)
227,296 USD	200,000 CHF	Wells Fargo	04/30/2025	—	(472)
999,547 USD	950,000 EUR	Wells Fargo	04/30/2025	29,239	—
Total				108,717	(101,237)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	1	06/2025	EUR	559,400	—	(26,595)
S&P 500 Index E-mini	27	06/2025	USD	7,631,888	61,321	—
U.S. Long Bond	5	06/2025	USD	586,406	12,112	—
U.S. Treasury 2-Year Note	10	06/2025	USD	2,071,719	12,145	—
U.S. Treasury 5-Year Note	13	06/2025	USD	1,406,031	18,378	—
U.S. Treasury Ultra Bond	5	06/2025	USD	611,250	12,567	—
Total					116,523	(26,595)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(8)	06/2025	EUR	(415,120)	16,828	—
FTSE 100 Index	(18)	06/2025	GBP	(1,546,560)	25,098	—
OMXS30 Index	(28)	04/2025	SEK	(6,931,400)	49,440	—
Russell 2000 Index E-mini	(14)	06/2025	USD	(1,418,970)	—	(10,045)
S&P 500 Index E-mini	(2)	06/2025	USD	(565,325)	—	(2,829)
SPI 200 Index	(2)	06/2025	AUD	(393,850)	1,993	—
Variable Portfolio – Managed Risk Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2025 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TOPIX Index	(2)	06/2025	JPY	(53,240,000)	8,076	—
TOPIX Index	(5)	06/2025	JPY	(133,100,000)	—	(7,101)
U.S. Treasury 10-Year Note	(18)	06/2025	USD	(2,001,938)	—	(16,620)
Total					101,435	(36,595)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	21,886,215	39	4,700.00	06/18/2026	581,170	521,430
S&P 500 Index	Morgan Stanley	USD	23,008,585	41	4,600.00	12/18/2026	539,500	645,135
S&P 500 Index	Morgan Stanley	USD	13,468,440	24	4,700.00	12/18/2026	427,851	416,160
Total							1,548,521	1,582,725

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 44	Morgan Stanley	06/20/2030	1.000	Quarterly	0.616	USD	6,000,000	(7,747)	—	—	—	(7,747)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	18,848,676	9,947,588	(10,878,838)	(497)	17,916,929	—	550	180,821	17,920,513
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	16,205,506	55,542	(165,027)	(1,196,458)	14,899,563	—	224,701	—	140,628
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	34,092,251	31,555	(1,109,576)	1,453,701	34,467,931	—	(276,444)	—	3,993,967
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	16,547,346	357,340	(921,267)	1,200,746	17,184,165	—	(37,003)	357,340	1,215,287
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	16,184,297	59,988	(297,919)	(1,343,605)	14,602,761	—	182,997	—	670,467
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	36,598,740	29,685	(1,024,426)	1,192,427	36,796,426	—	(133,794)	—	3,728,108
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	53,512,100	136,217	(621,387)	(2,769,414)	50,257,516	—	366,310	—	1,145,862

Variable Portfolio – Managed Risk Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	21,900,089	353,423	(869,209)	1,387,304	22,771,607	—	(81,892)	353,423	2,015,187
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	2,463,131	35,343	—	(265,870)	2,232,604	—	—	—	72,323
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	2,468,943	33,596	—	(205,511)	2,297,028	—	—	—	63,682
Total	218,821,079			(547,177)	213,426,530	—	245,425	891,584

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Risk Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7043_12_D01_(05/25)